Segment Information - Summary Of Purchase Accounting And Related Adjustments (Detail) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Direct operating		$ 0.0	$ 0.7	$ 0.4
General and administrative expense	[1]	12.0	55.2	59.2
Depreciation and amortization		5.1	5.7	5.7
Purchase accounting and related adjustments		$ 17.1	$ 61.6	$ 65.3

[1]	These adjustments include the expense associated with the noncontrolling equity interests in the distributable earnings related to 3 Arts Entertainment, and the non-cash charges for the accretion of the noncontrolling interest discount related to Pilgrim Media Group (through June 2021) and 3 Arts Entertainment (through November 2022), and the amortization of the recoupable portion of the purchase price (through May 2023) related to 3 Arts Entertainment, all of which are accounted for as compensation and are included in general and administrative expense, as presented in the table below. The noncontrolling equity interests in the distributable earnings of 3 Arts Entertainment are reflected as an expense rather than noncontrolling interest in the combined statements of operations due to the relationship to continued employment.